Loans, financing, debentures and derivative financial instruments - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans		R$ 6,681,657	R$ 5,278,791
Brazilian Real - denominated loans		7,178,853	5,862,492
Total foreign currency and Brazilian Reais		13,860,510	11,141,283
Derivative financial instruments	[1]	441,600	626,734
Total		14,302,110	11,768,017	R$ 11,750,361	R$ 16,377,643
Current		3,552,760	1,993,254
Non-current		10,749,350	9,774,763
1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		3,261,425	1,879,412
2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		1,611,526	2,243,967
3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		2,062,967	1,023,820
4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		2,437,398	1,691,595
More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		R$ 1,376,034	2,935,969
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Description		Notes in the foreign market
Index/Currency		USD
Weighted average financial charges 2024 (p.a.)		5.25%
Weighted average hedging instruments	[2]	139.00%
Borrowings, maturity date		2026 to 2029
Foreign currency - denominated loans		R$ 4,710,980	3,694,339
Loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Index/Currency		JPY
Weighted average financial charges 2024 (p.a.)		1.31%
Weighted average hedging instruments		109.40%
Borrowings, maturity date		2025
Foreign currency - denominated loans		R$ 501,524	439,852
Loan 3 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Index/Currency		EUR
Weighted average financial charges 2024 (p.a.)		4.39%
Weighted average hedging instruments		109.20%
Borrowings, maturity date		2025
Foreign currency - denominated loans		R$ 778,147	126,171
Loan 4 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Index/Currency		USD
Weighted average financial charges 2024 (p.a.)		4.57%
Weighted average hedging instruments		105.90%
Borrowings, maturity date		2025
Foreign currency - denominated loans		R$ 691,006	1,018,429
Loan 5 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		5.30%
Weighted average hedging instruments		103.10%
Borrowings, maturity date		2025 to 2032
Brazilian Real - denominated loans		R$ 2,456,111	3,434,287
Loan 6 [member]
Disclosure of detailed information about borrowings [line items]
Description		CCB
Index/Currency		CDI
Weighted average financial charges 2024 (p.a.)		107.00%
Borrowings, maturity date		2025 to 2026
Brazilian Real - denominated loans		R$ 1,464,624	552,407
Loan 7 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures - Ultragaz
Index/Currency		CDI +
Weighted average financial charges 2024 (p.a.)		0.74%
Borrowings, maturity date		2027 to 2029
Brazilian Real - denominated loans		R$ 731,667	0
Loan 8 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – Ultracargo
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		4.11%
Weighted average hedging instruments		111.40%
Borrowings, maturity date		2028
Brazilian Real - denominated loans		R$ 534,706	556,677
Loan 9 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Index/Currency		Fixed rate
Weighted average financial charges 2024 (p.a.)		11.17%
Weighted average hedging instruments		104.30%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 477,827	539,914
Loan 10 [member]
Disclosure of detailed information about borrowings [line items]
Description		CDCA
Index/Currency		CDI
Weighted average financial charges 2024 (p.a.)		0.92%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 534,374	0
Loan 11 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Index/Currency		CDI
Weighted average financial charges 2024 (p.a.)		0.70%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 490,971	488,269
Loan 12 [member]
Disclosure of detailed information about borrowings [line items]
Description		CDCA
Index/Currency		CDI
Weighted average financial charges 2024 (p.a.)		108.70%
Borrowings, maturity date		2025 to 2027
Brazilian Real - denominated loans		R$ 293,374	201,848
Loan 13 [member]
Disclosure of detailed information about borrowings [line items]
Description		Constitutional Fund
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		2.93%
Weighted average hedging instruments		69.50%
Borrowings, maturity date		2028 to 2041
Brazilian Real - denominated loans		R$ 114,472	0
Loan 14 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – Ultracargo
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		6.28%
Borrowings, maturity date		2032 to 2034
Brazilian Real - denominated loans		R$ 80,048	0
Loan 15 [member]
Disclosure of detailed information about borrowings [line items]
Description		FINEP
Index/Currency		TJLP
Weighted average financial charges 2024 (p.a.)		1.00%
Borrowings, maturity date		2025 to 2026
Brazilian Real - denominated loans		R$ 679	1,264
Loan 16 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – Ultracargo
Index/Currency		R$
Weighted average financial charges 2024 (p.a.)		6.47%
Weighted average hedging instruments		99.90%
Borrowings, maturity date		2024
Brazilian Real - denominated loans		R$ 0	R$ 87,826

[1]	Accumulated losses (see Note 25.f).
[2]	Considers a protection instrument for a notional amount of US$ 300 million. Does not include the result of financial investments in dollars used as a natural hedge to the amount without protection instrument.